SUPPLEMENTAL EXPENSE INFORMATION (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Other Operating Cost and Expense, by Component

Supplemental expense information is as follows:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Research and development expenses	¥65,932	¥49,911	¥49,474
Advertising expenses	9,655	7,346	7,583
Shipping and handling cost included in selling, general and administrative expenses	16,411	14,140	16,883